Breakdown of the balance of this item (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income From Equity Instruments
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 89,563	R$ 30,232	R$ 13,398
Financial Assets Measured At Fair Value Through Other Comprehensive Income	477	3,522	5,535
Total	R$ 90,040	R$ 33,754	R$ 18,933